Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST I
Central Index Key	dei_EntityCentralIndexKey	0001257951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
Prospectus Date	rr_ProspectusDate	Apr. 01, 2012
Pioneer Oak Ridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER OAK RIDGE SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 29 and the "Sales charges" section of the statement of additional information beginning on page 52.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization companies. Small capitalization companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index ($3.70 billion as of December 31, 2011) or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index ($4.01 billion as of December 31, 2011) as measured at the end of the preceding month. The Russell 2000 Index is comprised of the 2,000 smallest U.S. domiciled, publicly traded stocks that are included in the Russell 3000 Index. The size of the companies in the Index changes constantly as a result of market conditions and the composition of the Index. The fund's investments will not be confined to securities issued by companies included in the Index. For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity investments in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may also hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:

  Research - The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
  Fundamentals - Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess.
  Valuation - Finally, the subadviser values companies by considering price-to sales ratios and price-to-earnings ratios within a peer group.

From this process, the subadviser constructs a list of securities for the fund to purchase.

The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals and better relative value in other securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

SMALL-SIZE COMPANIES RISK. Compared to large companies, small-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the subadviser thinks appropriate, and offer greater potential for gain and loss.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Index and the Russell 2000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Oak Ridge Small Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for Class A and Class C shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's Class A shares (Class C shares in the case of the fund's Class C shares) prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell 2000 Index and the Russell 2000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 20.45% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -22.25% (10/01/2008 TO 12/31/2008).
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
No performance information is presented for Class R shares in the table because Class R shares do not have annual returns for at least one calendar year. The returns for Class R shares would differ from those of Class A, B, C and Y shares because they have different expenses.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.

Pioneer Oak Ridge Small Cap Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.40%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	709
3	rr_ExpenseExampleYear03	1,015
5	rr_ExpenseExampleYear05	1,342
10	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	709
3	rr_ExpenseExampleNoRedemptionYear03	1,015
5	rr_ExpenseExampleNoRedemptionYear05	1,342
10	rr_ExpenseExampleNoRedemptionYear10	2,264
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(19.35%)
Annual Return 2003	rr_AnnualReturn2003	36.90%
Annual Return 2004	rr_AnnualReturn2004	22.60%
Annual Return 2005	rr_AnnualReturn2005	6.27%
Annual Return 2006	rr_AnnualReturn2006	6.70%
Annual Return 2007	rr_AnnualReturn2007	10.38%
Annual Return 2008	rr_AnnualReturn2008	(29.79%)
Annual Return 2009	rr_AnnualReturn2009	26.08%
Annual Return 2010	rr_AnnualReturn2010	28.91%
Annual Return 2011	rr_AnnualReturn2011	0.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
Pioneer Oak Ridge Small Cap Growth Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Net Expenses	rr_NetExpensesOverAssets	2.30%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	633
3	rr_ExpenseExampleYear03	1,033
5	rr_ExpenseExampleYear05	1,359
10	rr_ExpenseExampleYear10	2,487
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	233
3	rr_ExpenseExampleNoRedemptionYear03	733
5	rr_ExpenseExampleNoRedemptionYear05	1,259
10	rr_ExpenseExampleNoRedemptionYear10	2,487
Pioneer Oak Ridge Small Cap Growth Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	2.20%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	323
3	rr_ExpenseExampleYear03	688
5	rr_ExpenseExampleYear05	1,180
10	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	223
3	rr_ExpenseExampleNoRedemptionYear03	688
5	rr_ExpenseExampleNoRedemptionYear05	1,180
10	rr_ExpenseExampleNoRedemptionYear10	2,534
Pioneer Oak Ridge Small Cap Growth Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Net Expenses	rr_NetExpensesOverAssets	1.60%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	163
3	rr_ExpenseExampleYear03	532
5	rr_ExpenseExampleYear05	926
10	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	163
3	rr_ExpenseExampleNoRedemptionYear03	532
5	rr_ExpenseExampleNoRedemptionYear05	926
10	rr_ExpenseExampleNoRedemptionYear10	2,030
Pioneer Oak Ridge Small Cap Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Net Expenses	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	112
3	rr_ExpenseExampleYear03	350
5	rr_ExpenseExampleYear05	606
10	rr_ExpenseExampleYear10	1,340
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	112
3	rr_ExpenseExampleNoRedemptionYear03	350
5	rr_ExpenseExampleNoRedemptionYear05	606
10	rr_ExpenseExampleNoRedemptionYear10	1,340
Pioneer Oak Ridge Small Cap Growth Fund | Return before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.89%)
5 YEARS	rr_AverageAnnualReturnYear05	3.68%
10 YEARS	rr_AverageAnnualReturnYear10	6.28%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.45%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994
Pioneer Oak Ridge Small Cap Growth Fund | Return before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.81%)
5 YEARS	rr_AverageAnnualReturnYear05	3.97%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.13%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Pioneer Oak Ridge Small Cap Growth Fund | Return before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	0.14%
5 YEARS	rr_AverageAnnualReturnYear05	4.02%
10 YEARS	rr_AverageAnnualReturnYear10	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.78%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1997
Pioneer Oak Ridge Small Cap Growth Fund | Return before taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	1.22%
5 YEARS	rr_AverageAnnualReturnYear05
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.62%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2009
Pioneer Oak Ridge Small Cap Growth Fund | Return after taxes on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.62%)
5 YEARS	rr_AverageAnnualReturnYear05	3.17%
10 YEARS	rr_AverageAnnualReturnYear10	5.96%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.60%
Pioneer Oak Ridge Small Cap Growth Fund | Return after taxes on distributions and sale of shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.26%)
5 YEARS	rr_AverageAnnualReturnYear05	3.08%
10 YEARS	rr_AverageAnnualReturnYear10	5.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.16%
Pioneer Oak Ridge Small Cap Growth Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.18%)
5 YEARS	rr_AverageAnnualReturnYear05	0.15%
10 YEARS	rr_AverageAnnualReturnYear10	5.62%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.50%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994
Pioneer Oak Ridge Small Cap Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.91%)
5 YEARS	rr_AverageAnnualReturnYear05	2.09%
10 YEARS	rr_AverageAnnualReturnYear10	4.48%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.38%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994
Pioneer Oak Ridge Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER OAK RIDGE LARGE CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 30 and the "Sales charges" section of the statement of additional information beginning on page 52.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and debt convertible to equity securities, but the fund may invest in other types of equity securities to a lesser extent, such as exchange-traded funds (ETFs) that invest primarily in equity securities, equity interests in real estate investment trusts (REITs), warrants and rights.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 10% of its total assets in the securities of emerging markets issuers.

The fund may invest in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund may also hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in issuers with above average potential for earnings growth.

When making purchase decisions for the fund, the subadviser uses a disciplined approach that involves three primary components:

  Research - The subadviser analyzes research on potential investments from a wide variety of sources, including internally generated analysis and research provided by institutions and the brokerage community.
  Fundamentals - Once a potential investment is identified, the subadviser considers whether the issuer possesses certain attributes that the subadviser believes a "buy" candidate should possess.
  Valuation - Finally, the subadviser values companies by considering price-to sales ratios and price-to-earnings ratios within a peer group.

From this process, the subadviser constructs a list of securities for the fund to purchase.

The subadviser makes sell decisions for the fund based on a number of factors, including deterioration in a company's underlying fundamentals and better relative value in other securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The subadviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Russell 1000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and liabilities of Oak Ridge Large Cap Equity Fund (the predecessor fund) on February 13, 2004. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for Class A shares of the fund. The performance of Class A, Class B and Class C shares of the fund includes the net asset value performance of the predecessor fund's shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment had the effect of reducing the previously reported performance of the predecessor fund.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Russell 1000 Growth Index, each a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 15.32% (04/01/2009 TO 06/30/2009). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.95% (10/01/2008 TO 12/31/2008).
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C, Class R and Class Y shares will vary.

Pioneer Oak Ridge Large Cap Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	690
3	rr_ExpenseExampleYear03	1,004
5	rr_ExpenseExampleYear05	1,340
10	rr_ExpenseExampleYear10	2,286
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	690
3	rr_ExpenseExampleNoRedemptionYear03	1,004
5	rr_ExpenseExampleNoRedemptionYear05	1,340
10	rr_ExpenseExampleNoRedemptionYear10	2,286
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(17.40%)
Annual Return 2003	rr_AnnualReturn2003	19.53%
Annual Return 2004	rr_AnnualReturn2004	11.40%
Annual Return 2005	rr_AnnualReturn2005	7.57%
Annual Return 2006	rr_AnnualReturn2006	2.61%
Annual Return 2007	rr_AnnualReturn2007	7.61%
Annual Return 2008	rr_AnnualReturn2008	(38.29%)
Annual Return 2009	rr_AnnualReturn2009	33.58%
Annual Return 2010	rr_AnnualReturn2010	7.74%
Annual Return 2011	rr_AnnualReturn2011	(1.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Pioneer Oak Ridge Large Cap Growth Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.10%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	613
3	rr_ExpenseExampleYear03	1,061
5	rr_ExpenseExampleYear05	1,436
10	rr_ExpenseExampleYear10	2,640
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	213
3	rr_ExpenseExampleNoRedemptionYear03	761
5	rr_ExpenseExampleNoRedemptionYear05	1,336
10	rr_ExpenseExampleNoRedemptionYear10	2,640
Pioneer Oak Ridge Large Cap Growth Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Expenses	rr_NetExpensesOverAssets	2.10%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	313
3	rr_ExpenseExampleYear03	693
5	rr_ExpenseExampleYear05	1,200
10	rr_ExpenseExampleYear10	2,592
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	213
3	rr_ExpenseExampleNoRedemptionYear03	693
5	rr_ExpenseExampleNoRedemptionYear05	1,200
10	rr_ExpenseExampleNoRedemptionYear10	2,592
Pioneer Oak Ridge Large Cap Growth Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net Expenses	rr_NetExpensesOverAssets	1.45%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	148
3	rr_ExpenseExampleYear03	518
5	rr_ExpenseExampleYear05	912
10	rr_ExpenseExampleYear10	2,018
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	148
3	rr_ExpenseExampleNoRedemptionYear03	518
5	rr_ExpenseExampleNoRedemptionYear05	912
10	rr_ExpenseExampleNoRedemptionYear10	2,018
Pioneer Oak Ridge Large Cap Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Expenses	rr_NetExpensesOverAssets	0.97%	[2]
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	99
3	rr_ExpenseExampleYear03	309
5	rr_ExpenseExampleYear05	536
10	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	99
3	rr_ExpenseExampleNoRedemptionYear03	309
5	rr_ExpenseExampleNoRedemptionYear05	536
10	rr_ExpenseExampleNoRedemptionYear10	1,190
Pioneer Oak Ridge Large Cap Growth Fund | Return before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.16%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.36%)
10 YEARS	rr_AverageAnnualReturnYear10	0.75%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.87%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Pioneer Oak Ridge Large Cap Growth Fund | Return before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(6.35%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.11%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.53%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Pioneer Oak Ridge Large Cap Growth Fund | Return before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(2.44%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.08%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.59%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Pioneer Oak Ridge Large Cap Growth Fund | Return before taxes | Class R
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.78%)
5 YEARS	rr_AverageAnnualReturnYear05	(1.47%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.00%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Feb. 17, 2004
Pioneer Oak Ridge Large Cap Growth Fund | Return before taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.30%)
5 YEARS	rr_AverageAnnualReturnYear05	(0.95%)
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.58%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2004
Pioneer Oak Ridge Large Cap Growth Fund | Return after taxes on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.16%)
5 YEARS	rr_AverageAnnualReturnYear05	(2.59%)
10 YEARS	rr_AverageAnnualReturnYear10	0.46%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.65%
Pioneer Oak Ridge Large Cap Growth Fund | Return after taxes on distributions and sale of shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.65%)
5 YEARS	rr_AverageAnnualReturnYear05	(1.98%)
10 YEARS	rr_AverageAnnualReturnYear10	0.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.71%
Pioneer Oak Ridge Large Cap Growth Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.11%
5 YEARS	rr_AverageAnnualReturnYear05	(0.25%)
10 YEARS	rr_AverageAnnualReturnYear10	2.92%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	1.96%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Pioneer Oak Ridge Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.64%
5 YEARS	rr_AverageAnnualReturnYear05	2.50%
10 YEARS	rr_AverageAnnualReturnYear10	2.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	0.39%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
Pioneer Select Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIONEER SELECT MID CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds. More information about these and other discounts is available from your investment professional and in the "Sales charges" section of the prospectus beginning on page 27 and the "Sales charges" section of the statement of additional information beginning on page 49.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREOWNER FEES (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Pioneer funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods shown and then, except as indicated, redeem all of your shares at the end of those periods. It also assumes that (a) your investment has a 5% return each year and (b) the fund's total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU REDEEM YOUR SHARES
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT REDEEM YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Growth Index ($20.4 billion as of December 31, 2011) or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Growth Index ($17.8 billion as of December 31, 2011) as measured at the end of the preceding month, and are not less than the smallest company within the index. The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. The size of the companies in the index changes constantly as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index. For purposes of the fund's investment policies, equity securities include common stocks, debt convertible to equity securities and other equity instruments, such as exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 20% of its total assets in debt securities. The fund may invest up to 5% of its net assets in below investment grade debt securities (known as "junk bonds"), including below investment grade convertible debt securities, issued by both U.S. and non-U.S. issuers.

The fund may invest up to 20% of its net assets in REITs.

The fund may invest up to 20% of its total assets in equity and debt securities of non-U.S. issuers. The fund will not invest more than 5% of its total assets in the securities of emerging markets issuers.

The fund may use derivatives for a variety of purposes, including as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; and to increase the fund's return as a non-hedging strategy that may be considered speculative. The fund also may hold cash or other short-term instruments.

The fund uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select growth stocks the fund's investment adviser employs quantitative analysis, fundamental research and an evaluation of the issuer based on its financial statements and operations. The adviser relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. The adviser focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies.

The adviser generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. The adviser makes that determination based upon the same criteria it uses to select portfolio securities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the fund. As with any mutual fund, there is no guarantee that the fund will achieve its objective.

MARKET RISK. The values of securities held by the fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The stock market may perform poorly relative to other investments (this risk may be greater in the short term). The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities, including securities held by the fund. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time. The fund may experience a substantial or complete loss on any individual security.

MID-SIZE COMPANIES RISK. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, experience sharper swings in market values, be harder to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.

GROWTH STYLE RISK. The fund's investments may not have the growth potential originally expected. Growth stocks may fall out of favor with investors and underperform the overall equity market.

PORTFOLIO SELECTION RISK. The adviser's judgment about a particular security or issuer, or about the economy or a particular sector, region or market segment, or about an investment strategy, may prove to be incorrect.

DEBT SECURITIES RISK. Factors that could contribute to a decline in the market value of debt securities in the fund include rising interest rates, if the issuer or other obligor of a security held by the fund fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy or the credit quality or value of any underlying assets declines. Junk bonds involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities; they may also be more difficult to value. Junk bonds have a higher risk of default or are already in default and are considered speculative.

RISKS OF INVESTMENTS IN REITS. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. Many real estate companies, including REITs, utilize leverage.

RISKS OF NON-U.S. INVESTMENTS. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, sustained economic downturns, tax burdens, and investment and repatriation restrictions. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters.

MARKET SEGMENT RISK. To the extent the fund emphasizes, from time to time, investments in a market segment, the fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

DERIVATIVES RISK. Using derivatives exposes the fund to additional risks, may increase the volatility of the fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the fund. Changes in a derivative's value may not correlate well with the referenced asset or metric. The fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

LEVERAGING RISK. The value of your investment may be more volatile and other risks tend to be compounded if the fund borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Leverage generally magnifies the effect of any increase or decrease in the value of the fund's underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

EXPENSE RISK. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Please note that there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its goals.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292.

The fund acquired the assets and stated liabilities of Regions Morgan Keegan Select Mid Cap Growth Fund (the predecessor fund) on May 15, 2009. As a result of the reorganization, the fund is the accounting successor of the predecessor fund.

In the reorganization, the predecessor fund exchanged its assets for shares of the fund. The performance of Class A, Class C and Class Y shares of the fund includes the performance of the predecessor fund's Class A, Class C and Class I shares prior to the reorganization. The performance of the predecessor fund's Class A and Class C shares prior to the reorganization has been restated to reflect differences in any applicable sales charges (but not differences in expenses). The performance of the predecessor fund's Class I shares prior to the reorganization has not been restated to reflect any differences in expenses. Morgan Asset Management, Inc. served as the investment adviser to the predecessor fund.

The predecessor fund began operations on March 12, 1999 as the successor to a collective trust fund for which Regions Bank was the trustee. The performance shown below relating to the predecessor fund prior to March 12, 1999 is that of the predecessor fund's predecessor, the inception date of which was June 30, 1993. The collective trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

The bar chart does not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table indicate the risks and volatility of an investment in the fund by showing how the fund has performed in the past. The bar chart shows changes in the performance of the fund's Class A shares from calendar year to calendar year. The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Russell Midcap Growth Index, a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-6292
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://us.pioneerinvestments.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURN CLASS A SHARES (%) (Year ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charge you may pay when you buy fund shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart: THE HIGHEST CALENDAR QUARTERLY RETURN WAS 23.93% (04/01/2003 TO 06/30/2003). THE LOWEST CALENDAR QUARTERLY RETURN WAS -23.43% (10/01/2008 TO 12/31/2008).
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (%) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A shares. After-tax returns for Class C and Class Y shares will vary.

Pioneer Select Mid Cap Growth Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.625%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	685
3	rr_ExpenseExampleYear03	918
5	rr_ExpenseExampleYear05	1,169
10	rr_ExpenseExampleYear10	1,887
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	685
3	rr_ExpenseExampleNoRedemptionYear03	918
5	rr_ExpenseExampleNoRedemptionYear05	1,169
10	rr_ExpenseExampleNoRedemptionYear10	1,887
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2002	rr_AnnualReturn2002	(20.00%)
Annual Return 2003	rr_AnnualReturn2003	39.62%
Annual Return 2004	rr_AnnualReturn2004	8.40%
Annual Return 2005	rr_AnnualReturn2005	18.48%
Annual Return 2006	rr_AnnualReturn2006	6.20%
Annual Return 2007	rr_AnnualReturn2007	18.98%
Annual Return 2008	rr_AnnualReturn2008	(39.76%)
Annual Return 2009	rr_AnnualReturn2009	46.81%
Annual Return 2010	rr_AnnualReturn2010	21.01%
Annual Return 2011	rr_AnnualReturn2011	(2.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	THE HIGHEST CALENDAR QUARTERLY RETURN
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	THE LOWEST CALENDAR QUARTERLY RETURN
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.43%)
Pioneer Select Mid Cap Growth Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.625%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	310
3	rr_ExpenseExampleYear03	647
5	rr_ExpenseExampleYear05	1,111
10	rr_ExpenseExampleYear10	2,395
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	210
3	rr_ExpenseExampleNoRedemptionYear03	647
5	rr_ExpenseExampleNoRedemptionYear05	1,111
10	rr_ExpenseExampleNoRedemptionYear10	2,395
Pioneer Select Mid Cap Growth Fund | Class Y
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.625%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
1	rr_ExpenseExampleYear01	72
3	rr_ExpenseExampleYear03	225
5	rr_ExpenseExampleYear05	392
10	rr_ExpenseExampleYear10	877
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1	rr_ExpenseExampleNoRedemptionYear01	72
3	rr_ExpenseExampleNoRedemptionYear03	225
5	rr_ExpenseExampleNoRedemptionYear05	392
10	rr_ExpenseExampleNoRedemptionYear10	877
Pioneer Select Mid Cap Growth Fund | Return before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.99%)
5 YEARS	rr_AverageAnnualReturnYear05	3.22%
10 YEARS	rr_AverageAnnualReturnYear10	5.97%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.51%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1993
Pioneer Select Mid Cap Growth Fund | Return before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(3.26%)
5 YEARS	rr_AverageAnnualReturnYear05	3.68%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.89%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2002
Pioneer Select Mid Cap Growth Fund | Return before taxes | Class Y
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.93%)
5 YEARS	rr_AverageAnnualReturnYear05	4.81%
10 YEARS	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.97%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun. 23, 2004
Pioneer Select Mid Cap Growth Fund | Return after taxes on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(7.99%)
5 YEARS	rr_AverageAnnualReturnYear05	2.84%
10 YEARS	rr_AverageAnnualReturnYear10	5.33%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.46%
Pioneer Select Mid Cap Growth Fund | Return after taxes on distributions and sale of shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(5.20%)
5 YEARS	rr_AverageAnnualReturnYear05	2.74%
10 YEARS	rr_AverageAnnualReturnYear10	5.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.03%
Pioneer Select Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.65%)
5 YEARS	rr_AverageAnnualReturnYear05	2.44%
10 YEARS	rr_AverageAnnualReturnYear10	5.29%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.30%
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1993

[1]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 1.40%, 2.30% and 1.60% of the average daily net assets attributable to Class A, Class B and Class R shares, respectively. These expense limitations are in effect through April 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such times. While in effect, an arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.
[2]	The fund's investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes and brokerage commissions) to the extent required to reduce fund expenses to 1.20%, 2.10%, 2.10% and 1.45% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. These expense limitations are in effect through April 1, 2013. There can be no assurance that the adviser will extend the expense limitations beyond such times. While in effect, an arrangement may be terminated for a class only by agreement of the adviser and the Board of Trustees.